CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net Loss	$ (30,679)	$ (24,663)	$ (22,439)
Unrealized foreign currency translation adjustments	(26)	120	141
Total Comprehensive Loss	(30,705)	(24,543)	(22,298)
Comprehensive loss attributable to legacy Nerdy holders prior to the reverse recapitalization	(23,533)	(24,543)	(22,298)
Comprehensive loss attributable to noncontrolling interests	(3,372)	0	0
Total Comprehensive Loss Attributable to Class A Common Stockholders	$ (3,800)	$ 0	$ 0